Segment and Geographic Information Geographic Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	$ 1,430,789,000	$ 1,328,180,000	$ 1,201,412,000
Long-lived assets	947,294,000	926,963,000	933,582,000
Other geographical disclosures [Abstract]
Sales in the United States, based on the final country of destination	561,900,000	529,600,000	495,600,000
Total long-lived assets in the United States	345,100,000	317,500,000	311,900,000
North America [Member]
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	737,154,000	699,429,000	650,847,000
Long-lived assets	444,656,000	420,084,000	407,758,000
Europe [Member]
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	405,312,000	374,616,000	334,755,000
Long-lived assets	456,248,000	470,811,000	493,263,000
Asia Pacific [Member]
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	190,404,000	166,809,000	137,804,000
Long-lived assets	35,151,000	34,993,000	31,605,000
Other Countries [Member]
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	97,919,000	87,326,000	78,006,000
Long-lived assets	$ 11,239,000	$ 1,075,000	$ 956,000